LOSS PER SHARE (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS

The following table reflects the calculation of basic and diluted net (loss) income per common stock (in dollars, except per share amounts):

	For the Three Months Ended March 31,				For the Six Months Ended March 31,
	2026		2025		2026		2025
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(162,136)	$(477,730)	$601,778	$222,348	$(179,312)	$(519,456)	$1,264,119	$467,075
Denominator:
Basic weighted-average shares outstanding	1,442,097	4,249,090	11,500,000	4,249,090	1,466,757	4,249,090	11,500,000	4,249,090
Basic and diluted net (loss) income per common share	$(0.11)	$(0.11)	$0.05	$0.05	$(0.12)	$(0.12)	$0.11	$0.11

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):

	For the Year Ended September 30,
	2025		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic net income per common share
Numerator:
Allocation of net income	$2,479,816	$936,353	$1,163,106	$704,281
Denominator:
Basic weighted-average shares outstanding	11,253,200	4,249,090	5,860,274	3,548,500
Basic net income per common share	$0.22	$0.22	$0.20	$0.20

	For the Year Ended September 30,
	2025		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Diluted net income per common share
Numerator:
Allocation of net income	$2,479,816	$936,353	$1,138,010	$729,377
Denominator:
Diluted weighted average shares outstanding	11,253,200	4,249,090	5,860,274	3,755,982
Diluted net income per common share	$0.22	$0.22	$0.19	$0.19

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS

The following table sets forth the computation of basic and diluted net loss per share:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Net profit/(loss)	$(1,531,458)	$(404,924)
Weighted-average number of common shares outstanding	26,939,850	21,351,250
Basic and diluted net profit/(loss) per share	$(0.06)	$(0.02)

The following table sets forth the computation of basic and diluted net loss per share:

	2025	2024
Net loss	$(2,574,350)	$(6,341,243)
Weighted-average number of common shares outstanding	22,603,000	17,322,917
Basic and diluted net loss per share	$(0.11)	$(0.37)